Broadview Funds Trust

330 East Kilbourn Avenue, Suite 1475

Milwaukee, WI 53202

January 31, 2019

U.S. Securities & Exchange Commission

Public Filing Desk

Judiciary Plaza

100 F Street, NE

Washington, D.C. 20549

Re:	Broadview Funds Trust (the "Registrant")

File Nos. 333-191142 and 811-22885

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this is a certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those filed electronically in Post-Effective Amendment No. 11 on January 28, 2019.

Sincerely,

/s/ Angela L. Pingel
Angela L. Pingel
Vice President and Assistant Secretary